9 Net Sectorial Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Net Sectorial Financial Assets And Liabilities [Abstract]
Schedule of net sectorial financial assets and liabilities
9.1	Compositions of net sectorial financial assets and liabilities balances per tariff cycle

		12.31.2020		12.31.2019
	Current	Noncurrent	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2019
Portion A
Electricity purchased for resale - CVA Energ	-	-	235,192	-
Electricity purchased for resale - Itaipu	-	-	342,647	-
Transport of energy using the transmission system - basic grid	-	-	(47,214)	-
Transport of energy purchased from Itaipu	-	-	9,937	-
System Service Charges - ESS	-	-	(160,277)	-
Energy Development Account - CDE	-	-	98,722	-
Proinfa	-	-	8,528	-
Neutrality	-	-	29,690	-
Overcontracting	-	-	(116,673)	-
Hydrological risk	-	-	(119,416)	-
Tariff refunds	-	-	(43,538)	-
Other	-	-	(448)	-
	-	-	237,150	-
Sectorial financial assets - Electricity rate adjustment recoverable 2020
Portion A
Electricity purchased for resale - CVA Energ	-	-	15,298	15,298
Electricity purchased for resale - Itaipu	-	-	225,340	225,340
Transport of energy using the transmission system - basic grid	-	-	30,126	30,126
Transport of energy purchased from Itaipu	-	-	7,227	7,227
System Service Charges - ESS	-	-	(52,336)	(52,336)
Energy Development Account - CDE	-	-	27,103	27,103
Proinfa	-	-	(30)	(30)
Neutrality	-	-	9,408	9,408
Offset of energy surplus/deficit under CCEAR bilateral contracts	-	-	20,096	20,096
Overcontracting	-	-	(25,725)	(25,725)
Hydrological risk	-	-	(113,872)	(113,872)
Tariff refunds	-	-	(24,215)	(24,216)
	-	-	118,420	118,419
Sectorial financial assets - Electricity rate adjustment recoverable 2021
Portion A
Electricity purchased for resale - CVA Energ	(54,864)	(54,864)	-	-
Electricity purchased for resale - Itaipu	231,588	231,588	-	-
Transport of energy using the transmission system - basic grid	88,137	88,137	-	-
Transport of energy purchased from Itaipu	9,766	9,766	-	-
System Service Charges - ESS	11,266	11,266	-	-
Energy Development Account - CDE	(903)	(903)	-	-
Proinfa	(89)	(89)	-	-
Neutrality	27,923	27,923	-	-
Overcontracting	78,836	78,836	-	-
Hydrological risk	(143,147)	(143,147)	-	-
Tariff refunds	(76,144)	(76,144)	-	-
Other	1,096	1,096	-	-
	173,465	173,465	-	-
	173,465	173,465	355,570	118,419

		12.31.2020		12.31.2019
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Electricity rate adjustment recoverable 2020
Portion A
Electricity purchased for resale - CVA Energ	9,675	-	-	-
ESS	(3,401)	-	-	-
CDE	(66)	-	-	-
Proinfa	33	-	-	-
Transport of energy using the transmission system - basic grid	603	-	-	-
Transport of energy purchased from Itaipu	214	-	-	-
Offset of energy surplus/deficit under CCEAR bilateral contracts	36,395	-	-	-
Hydrological risk	(187,817)	-	-	-
Tariff refunds	(41,381)	-	-	-
Overcontracting	(26,995)	-	-	-
Neutrality	21,419	-	-	-
Other	2,612	-	-	-
	(188,709)	-	-	-
Sectorial financial liabilities - Tariff Review 2021
Financial components
Tariff refunds	-	-	-	(102,284)
	-	-	-	(102,284)
	(188,709)	-	-	(102,284)

Schedule of changes in net sectorial financial assets and liabilities
9.2	Changes in net sectorial financial assets and liabilities

	Balance as of	Operating revenues		Financial results	Write-offs Covid Account	Rate	Balance as of
	1-Jan-20	Constitution	Amortization	Updating		flags	31-Dec-20
Portion A
Electricity purchased for resale - Itaipu	793,327	893,581	(354,300)	28,197	(897,629)	-	463,176
Electricity purchased for resale - CVA Energ	265,788	(242,246)	(253,482)	1,076	164,804	(35,993)	(100,053)
Transport of energy using the transmission system - basic grid	13,038	265,030	48,154	1,715	(151,060)	-	176,877
Transport of energy purchased from Itaipu	24,391	31,762	(10,503)	801	(26,705)	-	19,746
ESS	(264,949)	(72,032)	169,396	(8,854)	249,724	(54,154)	19,131
CDE	152,928	56,608	(102,027)	5,065	(114,446)	-	(1,872)
Proinfa	8,468	(21,615)	(8,856)	(181)	22,039	-	(145)
Other financial components
Neutrality	48,506	95,870	(52,843)	187	(14,455)	-	77,265
Offset of energy surplus/deficit under CCEAR bilateral contracts	40,192	75,917	(79,714)	-	-	-	36,395
Hydrological risk	(347,160)	(444,291)	322,432	(5,092)	-	-	(474,111)
Tariff refunds	(194,253)	(83,514)	88,269	(4,171)	-	-	(193,669)
Overcontracting	(168,123)	274,051	145,853	663	(101,788)	(19,979)	130,677
Others	(448)	6,927	(2,375)	700	-	-	4,804
	371,705	836,048	(89,996)	20,106	(869,516)	(110,126)	158,221
Current assets	355,570						173,465
Noncurrent assets	118,419						173,465
Current liabilities	-						(188,709)
Noncurrent liabilities	(102,284)						-

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	January 1, 2019	Constitution	Amortization	Updating	flags	December 31, 2019
Portion A
Electricity purchased for resale - Itaipu	886,243	533,057	(670,501)	44,528	-	793,327
Electricity purchased for resale - CVA Energ	626,891	358,200	(546,801)	29,909	(202,411)	265,788
Transport of energy using the transmission system - basic grid	(30,514)	22,917	23,688	(3,053)	-	13,038
Transport of energy purchased from Itaipu	23,250	19,531	(19,692)	1,302	-	24,391
ESS	(481,972)	(188,280)	427,177	(21,874)	-	(264,949)
CDE	159,084	110,752	(127,190)	10,282	-	152,928
Proinfa	2,989	17,396	(12,636)	719	-	8,468
Other financial components
Neutrality	123,028	(1,122)	(74,698)	1,298	-	48,506
Offset of energy surplus/deficit under CCEAR bilateral contracts	5,237	80,385	(45,430)	-	-	40,192
CVA Angra III Adjustment	6,272	-	(6,272)	-	-	-
Hydrological risk	(319,033)	(324,504)	304,197	(7,820)	-	(347,160)
Tariff refunds	(180,963)	(89,327)	83,900	(7,863)	-	(194,253)
Overcontracting	(238,416)	(22,166)	173,087	(5,774)	(74,854)	(168,123)
Others	192	(905)	294	(29)	-	(448)
	582,288	515,934	(490,877)	41,625	(277,265)	371,705
Current assets	421,184					355,570
Noncurrent assets	257,635					118,419
Noncurrent liabilities	(96,531)					(102,284)